Cover	Dec. 07, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 07, 2023
Entity File Number	001-40775
Entity Registrant Name	Insight Acquisition Corp. /DE
Entity Central Index Key	0001862463
Entity Tax Identification Number	86-3386030
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	333 East 91st Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10128
City Area Code	917
Local Phone Number	374-2922
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	INAQU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	INAQ
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	INAQW
Security Exchange Name	NASDAQ